Income taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The provision for income taxes consists of the following:

	Year Ended December 31,
(in millions)	2016	2015	2014
Income (loss) before income taxes:
United States	$4,422.6	$3,870.6	$3,082.8
Foreign	4.5	(6.8)	(16.6)
Total	$4,427.1	$3,863.8	$3,066.2
Current provision (benefit):
Federal	$1,456.2	$1,722.0	$1,315.8
State	37.9	102.7	146.1
Foreign	2.8	1.7	(0.2)
Total current provision	1,496.9	1,826.4	1,461.7
Deferred benefit:
Federal	(392.6)	(429.0)	(395.6)
State	(104.7)	(32.9)	(32.0)
Foreign	(0.1)	(0.2)	(2.9)
Total deferred benefit	(497.4)	(462.1)	(430.5)
Total current and deferred provision	$999.5	$1,364.3	$1,031.2

Reconciliation of Statutory Federal Income Tax Rate and Effective Tax Rate
A reconciliation of the statutory federal income tax rate and the effective tax rate follows (the effect of foreign taxes on the effective tax rate for 2016, 2015 and 2014 is immaterial):

	Year Ended December 31,
	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	0.4	0.7	2.0
Non-controlling interest	(0.2)	(0.2)	(0.3)
Recognition of previously unrecognized PolyMedica Corporation (Liberty) tax benefit	(11.6)	—	—
Other, net	(1.0)	(0.2)	(3.1)
Effective tax rate	22.6%	35.3%	33.6%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities
The deferred tax assets and liabilities recorded in our consolidated balance sheet are as follows:

	December 31,
(in millions)	2016	2015
Deferred tax assets:
Allowance for doubtful accounts	$11.1	$13.4
Note premium	24.7	43.1
Tax attributes	72.6	102.9
Equity compensation	148.5	144.1
Accrued expenses	293.4	327.3
Benefit of uncertain tax positions	132.4	172.1
Other	47.8	54.6
Gross deferred tax assets	730.5	857.5
Less valuation allowance	31.2	92.4
Net deferred tax assets	699.3	765.1
Deferred tax liabilities:
Depreciation and property differences	(278.6)	(257.4)
Goodwill and intangible assets	(3,945.6)	(4,534.7)
Other	(47.3)	(42.8)
Gross deferred tax liabilities	(4,271.5)	(4,834.9)
Net deferred tax liabilities	$(3,572.2)	$(4,069.8)

Deferred taxes were classified in the consolidated balance sheets as follows:

	December 31,
(in millions)	2016	2015
Other assets	$31.1	$—
Deferred taxes	(3,603.3)	(4,069.8)
Net deferred tax liabilities	$(3,572.2)	$(4,069.8)

Unrecognized Tax Benefits Roll-Forward
A reconciliation of our beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	2016	2015	2014
Balance at January 1	$1,038.4	$1,117.2	$1,061.5
Additions for tax positions related to prior years	102.5	55.8	106.1
Reductions for tax positions related to prior years(1)	(630.8)	(112.7)	(40.6)
Additions for tax positions related to the current year	72.7	45.7	66.7
Reductions attributable to settlements with taxing authorities	(18.1)	(14.3)	(60.1)
Reductions as a result of a lapse of the applicable statute of limitations	(26.7)	(53.3)	(16.4)
Balance at December 31	$538.0	$1,038.4	$1,117.2

(1)	Amounts for 2016 include reductions related to a claimed loss in 2012 on the disposition of PolyMedica Corporation (Liberty).